Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Note 9 - Related Party Transactions

Note 9 – Related Party Transactions

The Company paid consulting fees totaling $120,000 to related parties for the year ended December 31, 2021, respectively (2020: $76,500).

The Company paid exploration fees totaling $10,671 to related parties for the year ended December 31, 2021.

The Company paid rent fees totaling $6,600 to related parties for the year ended December 31, 2021.

As at December 31, 2021, the Company had $2,251 owing to related parties.

During the year ended December 31, 2021, the company received $98,000 in distributions from Summa, LLC, a Limited Liability Corporation with shared management as the Company. The Company holds a 25% investment in Summa LLC. The investment was written off in 2016 as there was significant doubt about the fair value of the investment in the period.

During the year ended December 31, 2021, the Company has received $150,000 and 28,176,951 common shares from a related party through common directors with a fair value of $1,329,710 in relation to the agreement signed in relation to the Fish Lake property. See note 4, 7 and 8.